Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about compensation and benefits given to interested parties and related parties
	For the year ended December 31
	2025	2024
	USD in thousands	USD in thousands
Compensation and benefits which were given to related parties:

Payroll and related expenses to Related parties employed in the Company	746	735

Granting of equity compensation to Related parties employed in the Company	1,529	817

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	652	503

Number of people to whom the benefit applies	7	7

Granting of equity compensation to directors who are not employed in the Company	440	378

Number of people to whom the benefit applies	7	7

Disclosure of detailed information about progressive salary program approved
Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2023	105,000 (approximately USD 29,800)	9
2024 and the first 9 months of 2025	108,000 (approximately USD 29,190)	10**
As of October, 2025	118,000*** (approximately USD 34,200)	-

* The bonus may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.

** Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.

***The base salary shall be adjusted in January of each year to reflect increases in the CPI for the preceding calendar year. This linkage will take effect starting with the salary for January 2027, based on the CPI increase in 2026.